INTANGIBLE ASSETS, NET (Narrative) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of subsidiaries [line items]
Amortization expense	$ 1,158	$ 31
Adjupharm GmbH ("Adjupharm") [Member]
Disclosure of subsidiaries [line items]
Pre-tax discount rate of cash flows	13.06%
Fixed growth rate	3.00%
Trichome Financial Corp. (“Trichome”) [Member]
Disclosure of subsidiaries [line items]
Pre-tax discount rate of cash flows	11.78%
Fixed growth rate	4.00%